Average Annual Total Returns	12 Months Ended	58 Months Ended				60 Months Ended	61 Months Ended				102 Months Ended				120 Months Ended		157 Months Ended	252 Months Ended	502 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[5]	Dec. 31, 2025		Dec. 31, 2025	[8]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	0.05%	[1]			(0.36%)	(0.28%)	[2]			1.82%	[3]			2.01%
Bloomberg 1-3 Year U.S. Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	5.88%					2.57%	2.58%	[2]
Lipper Short Investment Grade Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	5.73%			2.43%	[4]	2.42%			2.41%						2.55%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	2.02%	[1]			1.97%									2.09%
Bloomberg Short-Term Government/Corporate Index
Prospectus [Line Items]
Average Annual Return, Percent	4.46%	3.21%	[6]			3.12%					2.61%	[3]			2.34%
Lipper Ultra-Short Obligations Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	4.81%			3.32%	[7]	3.30%							2.66%		2.56%
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.67%					2.13%									2.37%
Performance Inception Date																			Mar. 02, 1984
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.87%					0.93%									1.36%
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.33%					1.10%									1.37%
T. Rowe Price Short-Term Bond Fund, Inc.-I Class
Prospectus [Line Items]
Average Annual Return, Percent	5.82%					2.25%									2.51%
Performance Inception Date																Dec. 17, 2015
T. Rowe Price Short-Term Bond Fund, Inc.-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.09%					1.82%									2.09%
Performance Inception Date																		Dec. 31, 2004
T. Rowe Price Short-Term Bond Fund, Inc.-Z Class
Prospectus [Line Items]
Average Annual Return, Percent	5.94%	2.58%
Performance Inception Date		Feb. 22, 2021
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.20%					3.45%									2.96%
Performance Inception Date																	Dec. 03, 2012
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.22%					2.05%									1.84%
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.05%					2.04%									1.79%
T. Rowe Price Ultra Short-Term Bond Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	5.32%					3.53%					3.23%
Performance Inception Date											Jul. 06, 2017
T. Rowe Price Ultra Short-Term Bond Fund-Z Class
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	3.81%
Performance Inception Date		Feb. 22, 2021
T. Rowe Price Short Duration Income Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	6.33%					2.68%	2.69%
Performance Inception Date							Dec. 08, 2020
T. Rowe Price Short Duration Income Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.24%					1.17%	1.18%
T. Rowe Price Short Duration Income Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.71%					1.38%	1.39%
T. Rowe Price Short Duration Income Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	6.55%					2.79%	2.80%
Performance Inception Date							Dec. 08, 2020

[1]	Return since 2/22/21.
[2]	Return since 12/08/20.
[3]	Return since 7/6/17.
[4]	Return since 2/28/21.
[5]	Return since 11/30/20.
[6]	Return since 2/22/21.
[7]	Return since 2/28/21.
[8]	Return since 6/30/17.